Non-Current Assets and Disposal Groups Held for Sale (Tables)	12 Months Ended
Dec. 31, 2020
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [text block table]

in € m.	Dec 31, 2020	Dec 31, 2019
Financial assets at fair value through profit or loss	6,086	4,951
Property and equipment	11	15
Other assets	0	10
Total assets classified as held for sale	6,097	4,976

Financial liabilities at fair value through profit or loss	2,000	2,671
Other liabilities	7,850	6,978
Total liabilities classified as held for sale	9,850	9,650